Management Compensation And Incentive Plans (Stock Option Activity Under The Plans) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding at December 31, 2012	1,694,614
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding at January 1, 2012	1,730,149	1,327,087
Number of Shares, Granted	5,200	441,700
Number of Shares, Exercised	0	(21,471)
Number of Shares, Forfeited/canceled/expired	(40,735)	(17,167)
Number of Shares, Outstanding at December 31, 2012		1,730,149
Weighted-Average Exercise Price, Outstanding unvested at January 1, 2012	$ 12.35	$ 13.15
Weighted-Average Exercise Price, Granted	$ 9.74	$ 9.82
Weighted-Average Exercise Price, Exercised	$ 0.00	$ 7.35
Weighted-Average Exercise Price, Forfeited/canceled/expired	$ 4.29	$ 15.49
Weighted-Average Exercise Price, Outstanding at December 31, 2012	$ 12.54	$ 12.35